Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net loss	$ (8,497)	$ (32,536)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	357	337
Amortization of intangible assets	1,117	631
Issuance of warrants in connection with notes payable, charged to interest expense	891	819
Change in fair value of earnout liability	(30,599)
Change in fair value of PIPE make-whole liability	(122)
Change in fair value of private warrants	412
Change in fair value of SAFEs	10	528
Merger-related transaction costs expensed	4,009
Stock-based compensation	17,768	14,387
Deferred income taxes	(2,803)
Other non-cash items	(387)	20
Changes in operating assets and liabilities, net of acquisition of business:
Accounts receivable	(754)	439
Inventory	(286)	170
Prepaid expenses and other current assets	(100)	252
Accounts payable	3,590	(226)
Accrued expenses and other current liabilities	627	2,113
Net cash used in operating activities	(14,767)	(13,066)
Investing activities
Acquisitions of businesses, net of cash acquired	(1,064)
Acquisition of property and equipment	(44)	(608)
Net cash used in investing activities	(1,108)	(608)
Financing activities
Proceeds from issuance of common stock	3,334	11,474
Proceeds from exercise of stock options	225
Proceeds from exercise of common stock warrants	1	908
Proceeds from issuance of notes payable	771	1,525
Proceeds from issuance of notes payable – related parties		524
Proceeds from issuance of convertible notes	200	250
Principal payments on notes payable	(1,310)	(400)
Principal payments on notes payable – related parties	(1,298)	(418)
Proceeds from the Merger and PIPE	21,014
Merger-related transaction costs paid	(6,946)	(250)
Net cash provided by financing activities	15,991	13,613
Net increase (decrease) in cash	116	(61)
Cash, beginning of period	89	178
Cash, end of period	205	117
Supplemental cash flow information
Cash paid for interest	454
Cash paid for income taxes
Non-cash investing and financing activities:
Unpaid Merger-related transaction costs	1,423	3,367
Contingently redeemable convertible stock issued for acquisition of EMI Solutions, Inc.	8,856
Class A common stock issued for acquisition of RaGE Systems, Inc.	7,682
Deferred purchase consideration for acquisitions of businesses	3,522
Conversion of SAFEs to common stock	1,522
Deemed dividend from warrant price adjustment	661
Issuance of warrants in connection with notes payable, recorded as debt discount	183	427
Issuance of common stock to service providers		$ 201